Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Income (Loss) Per Share [Abstract]
Schedule of Income (Loss) Per Share

The net income (loss) and weighted average number of common shares used in the calculation of basic income (loss) per share are as follows:

	Year ended December 31
	2025	2024	2023
Net income (loss) from continuing operations used in the calculation of earnings (loss) per share, diluted	$(51,223)	$19,647	$(12,055)
Net income (loss) from discontinued operation used in the calculation of earnings (loss) per share, diluted	$(34)	$1,250	$290
Weighted average number of Ordinary Shares for the purposes of earnings (loss) per share, basic and diluted	47,635,875	47,635,875	47,635,875